Concentration of Major Customers	12 Months Ended
Dec. 31, 2021
Major Customers And Suppliers [Abstract]
CONCENTRATION OF MAJOR CUSTOMERS

Note 13 — CONCENTRATION OF MAJOR CUSTOMERS

Substantially all of the Group’s revenue from financial services and the supply chain trading business is derived from customers that are located primarily in China. The Group has a concentration of its revenues with specific customers. For the year ended December 31, 2021, two customer accounts for 37% and 15% of the Group’s total revenue from the financial services business and two customers accounted for 71% and 10% of the Group’s total revenue from its supply chain trading business. For the year ended December 31, 2020, three customers accounting for 31%, 21% and 12% of the Group’s total revenue. As of December 31, 2021, two customers accounted for approximately 31% and 29% of the Group’s total accounts receivable balance. As of December 31, 2020, three customers accounted for approximately 45%, 20% and 17%, of the Group’s total accounts receivable balance.